LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans And Advances To Customers Measured At Amortized Cost
Companies	R$ 350,445,791	R$ 316,936,343
- Financing and On-lending	137,576,819	132,471,486
- Financing and export	34,763,790	40,904,095
- Housing loans	34,911,156	30,655,876
- On-lending BNDES/Finame	24,475,073	20,475,116
- Vehicle loans	23,074,448	21,934,635
- Import	12,986,200	12,505,529
- Leases	7,366,152	5,996,235
- Borrowings	195,880,958	169,958,833
- Working capital	143,640,424	100,012,698
- Rural loans	13,324,492	11,811,476
- Other	38,916,042	58,134,659
- Limit operations (1)	16,988,014	14,506,024
Individuals	441,022,363	403,303,243
- Financing and On-lending	161,548,810	144,876,576
- Housing loans	112,626,278	102,627,589
- Vehicle loans	41,797,766	34,962,102
- On-lending BNDES/Finame	6,616,649	6,927,661
- Other	508,117	359,224
- Borrowings	189,710,201	177,325,731
- Personal credit	165,277,140	140,843,129
- Rural loans	17,680,946	15,530,021
- Other	6,752,115	20,952,581
- Limit operations (1)	89,763,352	81,100,936
Total portfolio	791,468,154	720,239,586
Expected credit losses	(47,011,092)	(47,857,481)
Total of net loans and advances to customers	R$ 744,457,062	R$ 672,382,105